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Schedules of Investments
(unaudited)
Franklin Emerging Market Core Equity (IU) Fund 2
Franklin International Core Equity (IU) Fund 9
Franklin U.S. Core Equity (IU) Fund 16
Notes to Schedules of Investments 23

Franklin Fund Allocator Series
Schedule of Investments (unaudited), April 30, 2026
Franklin Emerging Market Core Equity (IU) Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.7%
Aerospace & Defense 0.3%
a
Hindustan Aeronautics Ltd. , Reg S ...................... India 16,086 $ 738,555
Air Freight & Logistics 0.2%
a,b
JD Logistics, Inc. , 144A , Reg S ......................... China 268,700 523,318
Automobile Components 0.8%
Bosch Ltd. ........................................ India 518 197,077
Huayu Automotive Systems Co. Ltd. , A ................... China 290,800 794,060
Hyundai Mobis Co. Ltd. ............................... South Korea 2,978 861,294
1,852,431
Automobiles 2.0%
Ford Otomotiv Sanayi A/S ............................. Turkiye 84,493 183,255
Geely Automobile Holdings Ltd. ......................... China 661,000 1,932,576
Great Wall Motor Co. Ltd. , H ........................... China 158,000 233,999
Hero MotoCorp Ltd. ................................. India 6,043 326,545
Kia Corp. ......................................... South Korea 3,641 375,539
SAIC Motor Corp. Ltd. , A .............................. China 87,600 177,389
Tata Motors Passenger Vehicles Ltd. ..................... India 270,538 978,194
TVS Motor Co. Ltd. .................................. India 4,761 176,309
4,383,806
Banks 12.0%
Al Rajhi Bank ...................................... Saudi Arabia 156,609 2,871,259
Alinma Bank ....................................... Saudi Arabia 32,749 212,772
AMMB Holdings Bhd. ................................ Malaysia 476,600 738,031
Banco de Chile ..................................... Chile 1,092,279 204,761
Bank of Baroda ..................................... India 61,028 170,270
Canara Bank ....................................... India 117,417 167,582
Capitec Bank Holdings Ltd. ............................ South Africa 769 199,673
China CITIC Bank Corp. Ltd. , H ......................... China 1,131,000 1,186,080
China Construction Bank Corp. , H ....................... China 2,453,000 2,768,946
Commercial International Bank - Egypt (CIB) ............... Egypt 108,455 273,109
Credicorp Ltd. ...................................... Peru 615 199,365
CTBC Financial Holding Co. Ltd. ........................ Taiwan 415,000 686,420
Dubai Islamic Bank PJSC ............................. United Arab
Emirates 98,793 192,040
Emirates NBD Bank PJSC ............................ United Arab
Emirates 73,371 579,281
Grupo Financiero Banorte SAB de CV , O .................. Mexico 19,200 208,481
Hana Financial Group, Inc. ............................ South Korea 31,963 2,776,995
HDFC Bank Ltd. .................................... India 103,438 846,027
ICICI Bank Ltd. ..................................... India 33,375 447,837
Industrial & Commercial Bank of China Ltd. , H .............. China 220,000 198,209
Kasikornbank PCL .................................. Thailand 97,500 580,259
KB Financial Group, Inc. .............................. South Korea 16,698 1,828,518
Komercni Banka A/S ................................. Czech Republic 3,849 204,889
National Bank of Kuwait SAKP ......................... Kuwait 64,752 181,095
Nedbank Group Ltd. ................................. South Africa 52,162 832,841
b
NU Holdings Ltd. , A .................................. Brazil 11,845 171,516
OTP Bank Nyrt. ..................................... Hungary 9,841 1,319,963
Qatar National Bank QPSC ............................ Qatar 86,651 412,907
Riyad Bank ........................................ Saudi Arabia 268,342 1,484,628
Shinhan Financial Group Co. Ltd. ....................... South Korea 40,852 2,774,208
Turkiye Is Bankasi A/S , C ............................. Turkiye 1,188,668 377,369
Union Bank of India Ltd. .............................. India 296,245 521,048
Woori Financial Group, Inc. ............................ South Korea 10,416 237,528

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
b
Yapi ve Kredi Bankasi A/S ............................. Turkiye 231,210 $ 189,547
26,043,454
Beverages 0.2%
a
Nongfu Spring Co. Ltd. , H , 144A , Reg S .................. China 36,000 217,716
Wuliangye Yibin Co. Ltd. , A ............................ China 17,100 243,259
460,975
Biotechnology 0.4%
a
3SBio, Inc. , 144A , Reg S .............................. China 184,500 551,865
a,b
Innovent Biologics, Inc. , 144A , Reg S .................... China 20,000 233,549
785,414
Broadline Retail 3.2%
Alibaba Group Holding Ltd. ............................ China 331,700 5,466,752
Falabella SA ....................................... Chile 29,651 179,591
JD.com, Inc. , A ..................................... China 15,000 227,252
b
PDD Holdings, Inc. , ADR .............................. China 3,500 349,580
Vipshop Holdings Ltd. , ADR ........................... China 58,041 835,210
7,058,385
Capital Markets 1.5%
BSE Ltd. .......................................... India 6,947 268,324
CSC Financial Co. Ltd. , A ............................. China 55,900 188,971
a
HDFC Asset Management Co. Ltd. , 144A , Reg S ........... India 15,659 449,306
Hithink RoyalFlush Information Network Co. Ltd. , A .......... China 33,740 1,167,580
Huatai Securities Co. Ltd. , A ........................... China 82,500 232,394
Korea Investment Holdings Co. Ltd. ..................... South Korea 3,329 547,033
SooChow Securities Co. Ltd. , A ......................... China 150,700 177,915
XP, Inc. , A ......................................... Brazil 10,973 210,243
3,241,766
Chemicals 1.6%
Asian Paints Ltd. .................................... India 30,205 783,773
a,b,c
PhosAgro PJSC , GDR , Reg S .......................... Russia 32,310 —
Pidilite Industries Ltd. ................................ India 12,845 186,990
SABIC Agri-Nutrients Co. ............................. Saudi Arabia 21,035 817,945
Solar Industries India Ltd. ............................. India 1,384 226,078
UPL Ltd. .......................................... India 87,614 596,096
Yunnan Yuntianhua Co. Ltd. , A ......................... China 148,300 788,145
3,399,027
Construction & Engineering 0.3%
Larsen & Toubro Ltd. ................................. India 13,200 560,734
Construction Materials 0.1%
Cemex SAB de CV .................................. Mexico 197,100 242,024
Consumer Finance 0.4%
Muthoot Finance Ltd. ................................ India 23,492 851,251
Consumer Staples Distribution & Retail 1.0%
Bid Corp. Ltd. ...................................... South Africa 10,353 253,338
Cencosud SA ...................................... Chile 60,511 152,991
Clicks Group Ltd. ................................... South Africa 11,482 182,283
a,b
JD Health International, Inc. , 144A , Reg S ................. China 49,700 293,722
President Chain Store Corp. ........................... Taiwan 30,000 212,051
Raia Drogasil SA .................................... Brazil 45,800 202,926
Shoprite Holdings Ltd. ................................ South Africa 12,925 217,849
Sumber Alfaria Trijaya Tbk. PT ......................... Indonesia 3,111,000 238,081

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Consumer Staples Distribution & Retail (continued)
Wal-Mart de Mexico SAB de CV ........................ Mexico 146,100 $ 460,585
2,213,826
Diversified Consumer Services 1.0%
New Oriental Education & Technology Group, Inc. ........... China 383,700 2,093,660
Diversified REITs 0.1%
Fibra Uno Administracion SA de CV ..................... Mexico 124,400 213,570
Diversified Telecommunication Services 0.6%
b
Indus Towers Ltd. ................................... India 43,039 186,564
LG Uplus Corp. ..................................... South Korea 47,592 510,316
Ooredoo QPSC ..................................... Qatar 173,672 653,476
1,350,356
Electric Utilities 1.4%
CPFL Energia SA ................................... Brazil 42,600 420,941
b,c
Inter RAO UES PJSC ................................ Russia 8,656,700 —
Korea Electric Power Corp. ............................ South Korea 56,454 1,691,468
b,c
Malco Energy Ltd. ................................... India 332,022 423,363
b
PGE Polska Grupa Energetyczna SA .................... Poland 195,339 573,924
3,109,696
Electrical Equipment 3.1%
Bizlink Holding, Inc. .................................. Taiwan 10,000 897,932
Contemporary Amperex Technology Co. Ltd. , H ............. China 3,200 252,915
GE Vernova T&D India Ltd. ............................ India 57,897 2,724,364
Havells India Ltd. ................................... India 37,782 494,818
HD Hyundai Electric Co. Ltd. ........................... South Korea 2,536 2,180,754
Sungrow Power Supply Co. Ltd. , A ...................... China 10,400 211,494
6,762,277
Electronic Equipment, Instruments & Components 3.4%
Delta Electronics, Inc. ................................ Taiwan 89,000 6,241,167
Hon Hai Precision Industry Co. Ltd. ...................... Taiwan 167,000 1,179,858
7,421,025
Energy Equipment & Services 0.1%
China Oilfield Services Ltd. , H .......................... China 166,000 200,434
Entertainment 1.6%
37 Interactive Entertainment Network Technology Group Co. Ltd. ,
A .............................................. China 298,100 941,854
International Games System Co. Ltd. .................... Taiwan 9,000 213,922
NetEase, Inc. ...................................... China 97,200 2,275,373
3,431,149
Financial Services 0.2%
Bajaj Holdings & Investment Ltd. ........................ India 1,912 207,923
Remgro Ltd. ....................................... South Africa 18,114 213,165
421,088
Food Products 1.7%
Britannia Industries Ltd. ............................... India 21,058 1,270,396
Charoen Pokphand Foods PCL ......................... Thailand 624,500 369,748
Gruma SAB de CV , B ................................ Mexico 27,380 475,171
Nestle Malaysia Bhd. ................................ Malaysia 32,600 889,800
Sigma Foods SAB de CV , A ............................ Mexico 212,500 201,326

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food Products (continued)
Want Want China Holdings Ltd. ......................... China 913,000 $ 515,220
3,721,661
Gas Utilities 0.3%
ENN Energy Holdings Ltd. ............................. China 24,700 193,631
ENN Natural Gas Co. Ltd. , A ........................... China 67,800 201,009
Kunlun Energy Co. Ltd. ............................... China 340,000 327,198
721,838
Health Care Equipment & Supplies 0.1%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. , A ........ China 9,000 222,703
Health Care Providers & Services 0.1%
Apollo Hospitals Enterprise Ltd. ......................... India 3,219 259,840
Hotels, Restaurants & Leisure 0.5%
Allwyn AG ......................................... Greece 12,072 172,401
Yum China Holdings, Inc. ............................. China 19,950 976,219
1,148,620
Household Durables 0.2%
Gree Electric Appliances, Inc. of Zhuhai , A ................. China 31,313 183,813
Midea Group Co. Ltd. , A .............................. China 17,700 210,484
394,297
Household Products 0.1%
Kimberly-Clark de Mexico SAB de CV , A .................. Mexico 87,300 197,404
Independent Power and Renewable Electricity Producers 1.1%
b
Adani Power Ltd. ................................... India 421,154 990,998
Huadian Power International Corp. Ltd. , A ................. China 277,900 203,180
NTPC Ltd. ......................................... India 121,391 512,572
Shanghai Electric Power Co. Ltd. , A ..................... China 66,300 164,934
b,c
Talwandi Sabo Power Ltd. ............................. India 332,022 423,363
2,295,047
Industrial Conglomerates 0.1%
Bidvest Group Ltd. .................................. South Africa 13,270 186,478
Insurance 2.6%
Caixa Seguridade Participacoes SA ..................... Brazil 60,100 219,558
China Life Insurance Co. Ltd. , H ........................ China 246,000 907,507
China Pacific Insurance Group Co. Ltd. , A ................. China 31,700 173,473
Co. for Cooperative Insurance (The) ..................... Saudi Arabia 6,059 210,907
DB Insurance Co. Ltd. ................................ South Korea 1,841 209,494
OUTsurance Group Ltd. .............................. South Africa 163,822 696,004
People's Insurance Co. Group of China Ltd. (The) , H ......... China 435,000 297,634
PICC Property & Casualty Co. Ltd. , H .................... China 1,440,000 2,601,162
Ping An Insurance Group Co. of China Ltd. , A .............. China 22,300 194,423
Powszechny Zaklad Ubezpieczen SA .................... Poland 10,414 183,212
5,693,374
Interactive Media & Services 3.7%
a
Kuaishou Technology , 144A , Reg S ...................... China 26,500 147,521
Tencent Holdings Ltd. ................................ China 129,600 7,870,902
8,018,423
IT Services 1.2%
HCL Technologies Ltd. ............................... India 12,898 164,049
Infosys Ltd. ........................................ India 38,151 480,287

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
IT Services (continued)
Tata Consultancy Services Ltd. ......................... India 74,130 $ 1,945,343
2,589,679
Life Sciences Tools & Services 0.1%
WuXi AppTec Co. Ltd. , A .............................. China 17,700 286,768
Machinery 1.0%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. ...... South Korea 757 237,038
Sinotruk Hong Kong Ltd. .............................. China 129,000 633,430
b
Tata Motors Ltd. .................................... India 196,124 856,924
Yutong Bus Co. Ltd. , A ............................... China 92,000 476,717
2,204,109
Marine Transportation 0.2%
COSCO SHIPPING Holdings Co. Ltd. , H .................. China 274,500 504,666
Metals & Mining 3.5%
Aluminum Corp. of China Ltd. , H ........................ China 708,000 1,036,907
Anglogold Ashanti plc ................................ Australia 3,840 356,848
China Gold International Resources Corp. Ltd. ............. China 17,900 384,498
China Hongqiao Group Ltd. ............................ China 263,500 1,115,409
CMOC Group Ltd. , A ................................. China 105,600 291,258
b,c
GMK Norilskiy Nickel PAO ............................. Russia 316,400 —
Harmony Gold Mining Co. Ltd. ......................... South Africa 60,787 958,254
Hindalco Industries Ltd. ............................... India 69,056 758,690
NMDC Ltd. ........................................ India 649,686 621,857
b,c
Novolipetsk Steel PJSC .............................. Russia 347,890 —
b,c
Severstal PAO ..................................... Russia 48,409 —
Vale SA ........................................... Brazil 13,300 218,041
b,c
Vedanta Aluminium Metal Ltd. .......................... India 332,022 423,363
b,c
Vedanta Iron and Steel Ltd. ............................ India 332,022 423,363
Vedanta Ltd. ....................................... India 332,022 953,494
7,541,982
Oil, Gas & Consumable Fuels 4.3%
Coal India Ltd. ..................................... India 250,843 1,275,796
HD Hyundai Co. Ltd. ................................. South Korea 8,071 1,713,601
Hindustan Petroleum Corp. Ltd. ......................... India 33,967 134,641
ORLEN SA ........................................ Poland 82,536 3,033,410
PetroChina Co. Ltd. , A ................................ China 1,453,300 2,600,645
Reliance Industries Ltd. ............................... India 11,051 167,604
United Tractors Tbk. PT .............................. Indonesia 289,100 485,174
9,410,871
Passenger Airlines 0.8%
Eva Airways Corp. ................................... Taiwan 818,000 866,309
a
InterGlobe Aviation Ltd. , 144A , Reg S .................... India 17,901 817,543
1,683,852
Personal Care Products 0.2%
Colgate-Palmolive India Ltd. ........................... India 22,446 497,285
Pharmaceuticals 1.7%
CSPC Pharmaceutical Group Ltd. ....................... China 1,001,600 1,091,320
Jiangsu Hengrui Pharmaceuticals Co. Ltd. , A ............... China 25,000 198,013
Lupin Ltd. ......................................... India 33,635 822,144
Sino Biopharmaceutical Ltd. ........................... China 1,603,000 1,115,790
Sun Pharmaceutical Industries Ltd. ...................... India 19,846 380,166
3,607,433

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Real Estate Management & Development 1.9%
Emaar Development PJSC ............................ United Arab
Emirates 585,901 $ 2,325,675
Emaar Properties PJSC .............................. United Arab
Emirates 533,592 1,718,166
4,043,841
Semiconductors & Semiconductor Equipment 22.5%
Global Unichip Corp. ................................. Taiwan 3,000 414,788
MediaTek, Inc. ..................................... Taiwan 67,000 5,593,270
Novatek Microelectronics Corp. ......................... Taiwan 17,000 220,811
Realtek Semiconductor Corp. .......................... Taiwan 62,000 1,058,490
Rockchip Electronics Co. Ltd. , A ........................ China 7,400 199,737
SK Hynix, Inc. ...................................... South Korea 9,999 8,916,795
Taiwan Semiconductor Manufacturing Co. Ltd. ............. Taiwan 468,000 32,489,435
48,893,326
Software 0.3%
360 Security Technology, Inc. , A ........................ China 114,000 187,200
TOTVS SA ........................................ Brazil 63,700 409,847
597,047
Specialty Retail 0.6%
China Tourism Group Duty Free Corp. Ltd. , A .............. China 14,600 140,791
Chow Tai Fook Jewellery Group Ltd. ..................... China 116,600 159,840
Jarir Marketing Co. .................................. Saudi Arabia 82,091 329,415
Petronas Dagangan Bhd. ............................. Malaysia 79,000 401,415
Vibra Energia SA .................................... Brazil 41,500 279,080
1,310,541
Technology Hardware, Storage & Peripherals 9.2%
Asia Vital Components Co. Ltd. ......................... Taiwan 24,000 2,197,279
Lite-On Technology Corp. ............................. Taiwan 247,000 1,324,385
Samsung Electronics Co. Ltd. .......................... South Korea 110,373 16,620,815
20,142,479
Textiles, Apparel & Luxury Goods 0.2%
Li Ning Co. Ltd. ..................................... China 177,500 462,116
Transportation Infrastructure 1.1%
Grupo Aeroportuario del Centro Norte SAB de CV , B ......... Mexico 14,500 192,434
International Container Terminal Services, Inc. .............. Philippines 191,270 2,209,056
2,401,490
Wireless Telecommunication Services 1.9%
Bharti Airtel Ltd. .................................... India 13,361 267,086
Etihad Etisalat Co. .................................. Saudi Arabia 100,677 1,748,035
Mobile Telecommunications Co. KSCP ................... Kuwait 114,669 212,557
MTN Group Ltd. .................................... South Africa 81,167 1,018,394
TIM SA ........................................... Brazil 173,300 901,182
4,147,254
Total Common Stocks (Cost $ 138,097,356 ) ...................................
210,542,645
Preferred Stocks 3.2%
Banks 3.2%
d
Banco Bradesco SA , 7 .8% ............................ Brazil 606,300 2,365,547
d
Grupo Cibest SA , 7 .22% .............................. Colombia 11,737 201,483
d
Itau Unibanco Holding SA , 4 .2% ........................ Brazil 352,754 3,076,749

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 28 .
a a
Country Shares
a
Value
a a a a a a
Preferred Stocks
(continued)
Banks (continued)
d
Itausa SA , 5 .46% ................................... Brazil 525,143 $ 1,476,229
7,120,008
Total Preferred Stocks (Cost $ 4,616,307 ) .....................................
7,120,008
Total Long Term Investments (Cost $ 142,713,663 ) .............................
217,662,653
a
Short Term Investments 0.7%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.7%
e,f
Franklin Institutional U.S. Government Money Market Fund ,
3.593% ......................................... United States 1,535,425 1,535,425
Total Money Market Funds (Cost $ 1,535,425 ) .................................
1,535,425
Total Short Term Investments (Cost $ 1,535,425 ) ...............................
1,535,425
a
Total Investments (Cost $ 144,249,088 ) 100.6% ................................
$219,198,078
Other Assets, less Liabilities (0.6) % .........................................
(1,425,327)
Net Assets 100.0% .........................................................
$217,772,751
a a a
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2026, the aggregate value of these securities was $3,973,095, representing 1.8% of net assets.
b
Non-income producing.
c
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
d
Variable rate security. The rate shown represents the yield at period end.
e
See Note 3 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), April 30, 2026
Franklin International Core Equity (IU) Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.6%
Aerospace & Defense 3.5%
Airbus SE ......................................... France 2,453 $ 505,709
BAE Systems plc ................................... United Kingdom 10,561 293,739
Dassault Aviation SA ................................. France 1,738 607,775
Elbit Systems Ltd. ................................... Israel 481 400,167
Kongsberg Gruppen ASA ............................. Norway 8,667 290,001
Leonardo SpA ...................................... Italy 31,819 1,986,962
Rolls-Royce Holdings plc ............................. United Kingdom 24,283 390,751
Safran SA ......................................... France 13,610 4,370,345
Singapore Technologies Engineering Ltd. ................. Singapore 43,000 364,403
Thales SA ......................................... France 8,090 2,222,626
11,432,478
Air Freight & Logistics 1.3%
Deutsche Post AG ................................... Germany 72,252 4,278,348
Automobile Components 1.5%
Aisin Corp. ........................................ Japan 23,100 366,306
a
Continental AG ..................................... Germany 36,339 2,749,523
Sumitomo Electric Industries Ltd. ....................... Japan 25,400 1,672,190
4,788,019
Automobiles 1.0%
Ferrari NV ......................................... Italy 772 267,151
Isuzu Motors Ltd. ................................... Japan 20,151 277,651
Mercedes-Benz Group AG ............................ Germany 18,669 1,088,219
Subaru Corp. ...................................... Japan 20,252 301,658
Suzuki Motor Corp. .................................. Japan 78,600 879,018
Toyota Motor Corp. .................................. Japan 17,482 335,574
3,149,271
Banks 14.9%
AIB Group plc ...................................... Ireland 59,842 689,772
Banco Bilbao Vizcaya Argentaria SA ..................... Spain 114,396 2,526,139
Banco de Sabadell SA ............................... Spain 91,930 356,413
Banco Santander SA ................................. Spain 29,628 361,531
Bank Hapoalim BM .................................. Israel 13,303 356,920
Barclays plc ....................................... United Kingdom 353,867 2,080,001
BNP Paribas SA .................................... France 47,044 4,940,632
CaixaBank SA ...................................... Spain 320,634 4,081,143
Commerzbank AG ................................... Germany 8,764 362,250
Commonwealth Bank of Australia ....................... Australia 2,583 325,346
Danske Bank A/S ................................... Denmark 7,276 374,048
Erste Group Bank AG ................................ Austria 5,759 636,347
FinecoBank Banca Fineco SpA ......................... Italy 14,040 348,552
HSBC Holdings plc .................................. United Kingdom 429,966 7,911,300
ING Groep NV ..................................... Netherlands 158,512 4,587,558
Intesa Sanpaolo SpA ................................. Italy 137,288 932,767
Mitsubishi UFJ Financial Group, Inc. ..................... Japan 344,150 6,181,912
NatWest Group plc .................................. United Kingdom 460,188 3,670,403
Societe Generale SA ................................. France 45,369 3,652,207
Sumitomo Mitsui Financial Group, Inc. .................... Japan 9,300 328,374
UniCredit SpA ...................................... Italy 54,249 4,192,492
48,896,107
Beverages 0.6%
Coca-Cola HBC AG ................................. Italy 32,077 1,871,018
Biotechnology 0.1%
a
Argenx SE ........................................ Netherlands 456 357,608

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Broadline Retail 0.6%
Next plc .......................................... United Kingdom 2,000 $ 352,977
Ryohin Keikaku Co. Ltd. .............................. Japan 15,300 353,487
a
Sea Ltd. , ADR ...................................... Singapore 3,995 339,096
Wesfarmers Ltd. .................................... Australia 19,945 1,059,525
2,105,085
Building Products 0.7%
Cie de Saint-Gobain SA .............................. France 22,271 2,040,466
Geberit AG ........................................ Switzerland 475 320,987
2,361,453
Capital Markets 3.5%
3i Group plc ....................................... United Kingdom 10,459 363,741
Deutsche Bank AG .................................. Germany 112,725 3,502,257
Hong Kong Exchanges & Clearing Ltd. ................... Hong Kong 6,300 335,555
Nomura Holdings, Inc. ................................ Japan 38,800 310,781
Singapore Exchange Ltd. ............................. Singapore 208,144 3,559,002
UBS Group AG ..................................... Switzerland 75,330 3,333,488
11,404,824
Chemicals 1.0%
Asahi Kasei Corp. ................................... Japan 31,800 312,907
BASF SE ......................................... Germany 6,168 395,595
EMS-Chemie Holding AG ............................. Switzerland 408 347,789
Mitsubishi Chemical Group Corp. ....................... Japan 49,400 289,605
Nitto Denko Corp. ................................... Japan 104,541 1,988,398
3,334,294
Commercial Services & Supplies 0.1%
Brambles Ltd. ...................................... Australia 21,820 355,502
Communications Equipment 1.3%
Nokia OYJ ........................................ Finland 54,874 697,260
Telefonaktiebolaget LM Ericsson , B ...................... Sweden 307,235 3,665,006
4,362,266
Construction & Engineering 0.2%
ACS Actividades de Construccion y Servicios SA ............ Spain 2,839 409,199
Skanska AB , B ..................................... Sweden 12,573 339,563
748,762
Construction Materials 1.4%
Heidelberg Materials AG .............................. Germany 4,557 1,005,471
Holcim AG ........................................ United States 38,242 3,553,693
4,559,164
Consumer Staples Distribution & Retail 2.1%
Coles Group Ltd. .................................... Australia 218,638 3,484,651
Koninklijke Ahold Delhaize NV .......................... Netherlands 62,609 2,940,712
Tesco plc ......................................... United Kingdom 52,627 345,207
6,770,570
Diversified Consumer Services 0.1%
Pearson plc ....................................... United Kingdom 23,351 344,590
Diversified REITs 0.8%
Stockland ......................................... Australia 904,100 2,651,452
Diversified Telecommunication Services 2.6%
Deutsche Telekom AG ................................ Germany 111,763 3,610,017

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Diversified Telecommunication Services (continued)
a
Telecom Italia SpA .................................. Italy 376,141 $ 347,307
Telenor ASA ....................................... Norway 19,555 321,882
Telia Co. AB ....................................... Sweden 259,049 1,354,061
Telstra Group Ltd. ................................... Australia 783,051 3,007,326
8,640,593
Electric Utilities 2.9%
Endesa SA ........................................ Spain 9,993 447,903
Enel SpA ......................................... Italy 400,540 4,676,583
Iberdrola SA ....................................... Spain 189,126 4,433,913
9,558,399
Electrical Equipment 4.8%
ABB Ltd. .......................................... Switzerland 58,251 5,891,491
Fuji Electric Co. Ltd. ................................. Japan 4,800 403,415
Fujikura Ltd. ....................................... Japan 120,700 4,656,968
Mitsubishi Electric Corp. .............................. Japan 99,885 4,008,484
a
Nidec Corp. ....................................... Japan 24,200 372,771
Schneider Electric SE ................................ United States 1,295 412,081
15,745,210
Electronic Equipment, Instruments & Components 0.1%
Yokogawa Electric Corp. .............................. Japan 10,347 360,259
Entertainment 0.1%
Nintendo Co. Ltd. ................................... Japan 4,727 231,240
Financial Services 0.6%
Groupe Bruxelles Lambert NV .......................... Belgium 3,600 336,298
Industrivarden AB , A ................................. Sweden 22,034 1,170,573
ORIX Corp. ........................................ Japan 18,000 605,817
2,112,688
Food Products 2.9%
Ajinomoto Co., Inc. .................................. Japan 122,400 3,933,988
Danone SA ........................................ France 4,184 327,808
Nestle SA ......................................... United States 35,449 3,588,844
b
WH Group Ltd. , 144A , Reg S .......................... Hong Kong 1,446,192 1,757,772
9,608,412
Gas Utilities 0.9%
Tokyo Gas Co. Ltd. .................................. Japan 70,945 3,013,025
Health Care Equipment & Supplies 1.8%
Fisher & Paykel Healthcare Corp. Ltd. .................... New Zealand 60,442 1,302,542
Hoya Corp. ........................................ Japan 22,759 4,250,102
Sonova Holding AG .................................. Switzerland 1,371 300,534
5,853,178
Health Care Technology 0.1%
Pro Medicus Ltd. .................................... Australia 3,516 345,087
Hotels, Restaurants & Leisure 0.8%
Aristocrat Leisure Ltd. ................................ Australia 73,478 2,528,047
Household Durables 1.5%
Sony Group Corp. ................................... Japan 241,800 4,844,543
Independent Power and Renewable Electricity Producers 0.1%
RWE AG .......................................... Germany 5,833 424,716

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Industrial Conglomerates 1.1%
Hitachi Ltd. ........................................ Japan 65,907 $ 2,095,734
Jardine Matheson Holdings Ltd. ........................ Indonesia 4,400 299,958
Siemens AG ....................................... Germany 3,965 1,178,244
3,573,936
Insurance 4.9%
Aegon Ltd. ........................................ United States 66,376 550,032
AIA Group Ltd. ..................................... Hong Kong 435,946 4,786,151
Allianz SE ......................................... Germany 806 368,126
AXA SA ........................................... France 91,411 4,406,494
Insurance Australia Group Ltd. ......................... Australia 66,977 364,228
Medibank Pvt Ltd. ................................... Australia 194,884 662,670
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Germany 2,758 1,649,759
QBE Insurance Group Ltd. ............................ Australia 178,703 2,894,609
Suncorp Group Ltd. .................................. Australia 29,243 363,911
16,045,980
IT Services 1.2%
Fujitsu Ltd. ........................................ Japan 110,500 2,217,884
NEC Corp. ........................................ Japan 67,020 1,782,733
4,000,617
Leisure Products 0.9%
Bandai Namco Holdings, Inc. .......................... Japan 124,600 2,860,231
Machinery 4.3%
Atlas Copco AB , A ................................... Sweden 100,762 1,936,408
Daimler Truck Holding AG ............................. Germany 7,168 361,539
Ebara Corp. ....................................... Japan 10,400 355,762
FANUC Corp. ...................................... Japan 8,700 384,306
GEA Group AG ..................................... Germany 4,620 315,923
Knorr-Bremse AG ................................... Germany 2,690 313,743
a
Kongsberg Maritime A/S .............................. Norway 8,667 56,803
Makita Corp. ....................................... Japan 9,771 362,827
Mitsubishi Heavy Industries Ltd. ........................ Japan 11,200 334,274
Schindler Holding AG ................................ Switzerland 3,044 1,064,239
SMC Corp. ........................................ Japan 900 442,568
Techtronic Industries Co. Ltd. .......................... Hong Kong 143,000 2,073,457
Volvo AB , B ........................................ Sweden 10,578 368,715
Wartsila OYJ Abp ................................... Finland 78,339 3,290,019
Yangzijiang Shipbuilding Holdings Ltd. .................... China 739,500 2,522,039
14,182,622
Marine Transportation 0.3%
Kuehne + Nagel International AG ....................... Switzerland 1,703 399,978
SITC International Holdings Co. Ltd. ..................... China 142,000 594,550
994,528
Metals & Mining 2.7%
BHP Group Ltd. .................................... Australia 11,475 454,173
Boliden AB ........................................ Sweden 5,675 298,309
Endeavour Mining plc ................................ Ivory Coast 5,531 333,833
Evolution Mining Ltd. ................................. Australia 41,339 365,484
Fortescue Ltd. ...................................... Australia 25,188 363,036
Fresnillo plc ....................................... Mexico 26,102 1,152,580
Glencore plc ....................................... Australia 568,826 4,420,824
JX Advanced Metals Corp. ............................ Japan 41,800 1,296,818
8,685,057

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Multi-Utilities 0.9%
Centrica plc ....................................... United Kingdom 716,762 $ 2,095,017
E.ON SE .......................................... Germany 41,177 912,904
3,007,921
Oil, Gas & Consumable Fuels 3.8%
BP plc ............................................ United States 54,661 432,687
ENEOS Holdings, Inc. ................................ Japan 47,200 396,408
Idemitsu Kosan Co. Ltd. .............................. Japan 37,669 322,309
Neste OYJ ........................................ Finland 46,516 1,606,791
Repsol SA ......................................... Spain 13,632 366,171
Shell plc .......................................... United States 150,601 6,847,347
TotalEnergies SE ................................... France 25,969 2,414,431
12,386,144
Passenger Airlines 1.2%
International Consolidated Airlines Group SA ............... United Kingdom 664,412 3,351,768
Japan Airlines Co. Ltd. ............................... Japan 19,700 309,799
Qantas Airways Ltd. ................................. Australia 56,349 344,540
4,006,107
Personal Care Products 1.5%
L'Oreal SA ........................................ France 6,870 2,958,835
Unilever plc ........................................ United Kingdom 31,306 1,825,614
4,784,449
Pharmaceuticals 8.7%
AstraZeneca plc .................................... United Kingdom 20,127 3,818,542
Chugai Pharmaceutical Co. Ltd. ........................ Japan 66,600 3,551,738
GSK plc .......................................... United Kingdom 167,717 4,397,116
Ipsen SA .......................................... France 5,596 1,099,065
Novartis AG ....................................... United States 46,889 6,929,710
Novo Nordisk A/S , B ................................. Denmark 22,465 955,570
Orion OYJ , B ...................................... Finland 4,698 379,544
Roche Holding AG .................................. United States 13,633 5,555,448
Sanofi SA ......................................... United States 8,420 787,914
a
UCB SA .......................................... Belgium 3,769 1,026,266
28,500,913
Professional Services 2.0%
Computershare Ltd. ................................. Australia 16,412 360,558
Recruit Holdings Co. Ltd. ............................. Japan 50,153 2,323,336
SGS SA .......................................... Switzerland 2,919 316,274
Wolters Kluwer NV .................................. Netherlands 44,326 3,459,444
6,459,612
Real Estate Management & Development 1.1%
CK Asset Holdings Ltd. ............................... Hong Kong 58,288 367,171
Mitsui Fudosan Co. Ltd. .............................. Japan 280,200 3,068,759
3,435,930
Retail REITs 0.1%
Scentre Group ..................................... Australia 135,842 365,033
Semiconductors & Semiconductor Equipment 4.6%
Advantest Corp. .................................... Japan 6,200 1,157,655
ASML Holding NV ................................... Netherlands 5,057 7,310,127
a
Kioxia Holdings Corp. ................................ Japan 2,500 604,897
Lasertec Corp. ..................................... Japan 1,500 414,568
SCREEN Holdings Co. Ltd. ............................ Japan 5,600 371,286

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
Tokyo Electron Ltd. .................................. Japan 17,738 $ 5,227,084
15,085,617
Software 1.3%
a
Check Point Software Technologies Ltd. .................. Israel 2,970 334,036
Sage Group plc (The) ................................ United Kingdom 101,029 1,204,937
SAP SE .......................................... Germany 13,605 2,284,187
a
Xero Ltd. .......................................... New Zealand 6,066 356,245
4,179,405
Specialty Retail 0.3%
H & M Hennes & Mauritz AB , B ......................... Sweden 40,658 729,717
Industria de Diseno Textil SA ........................... Spain 5,353 320,381
1,050,098
Technology Hardware, Storage & Peripherals 0.3%
Canon, Inc. ........................................ Japan 11,400 293,283
Logitech International SA ............................. Switzerland 5,725 565,129
858,412
Textiles, Apparel & Luxury Goods 0.9%
adidas AG ......................................... Germany 2,113 365,671
Asics Corp. ........................................ Japan 41,717 1,184,664
LVMH Moet Hennessy Louis Vuitton SE .................. France 879 469,570
Pandora A/S ....................................... Denmark 11,311 860,756
2,880,661
Tobacco 0.6%
Imperial Brands plc .................................. United Kingdom 47,887 1,819,355
Trading Companies & Distributors 1.4%
AerCap Holdings NV ................................. Ireland 3,273 465,453
ITOCHU Corp. ..................................... Japan 25,100 311,067
Marubeni Corp. ..................................... Japan 8,600 334,722
Mitsubishi Corp. .................................... Japan 11,100 355,496
MonotaRO Co. Ltd. .................................. Japan 23,300 277,053
Rexel SA ......................................... France 53,842 2,277,155
Sunbelt Rentals Holdings, Inc. .......................... United States 4,868 365,899
Toyota Tsusho Corp. ................................. Japan 8,500 333,674
4,720,519
Transportation Infrastructure 0.1%
b
Aena SME SA , 144A , Reg S ........................... Spain 10,999 300,412
Wireless Telecommunication Services 0.5%
Tele2 AB , B ........................................ Sweden 21,664 444,531
Vodafone Group plc ................................. United Kingdom 652,539 1,038,285
1,482,816
Total Common Stocks (Cost $ 239,125,131 ) ...................................
322,702,583

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 28 .
a a
Country Shares
a
Value
a a a a a a
Preferred Stocks 0.1%
Automobiles 0.1%
c
Bayerische Motoren Werke AG , 5 .56% ................... Germany 3,659 $ 333,885
Total Preferred Stocks (Cost $ 336,160 ) .......................................
333,885
Total Long Term Investments (Cost $ 239,461,291 ) .............................
323,036,468
a
Short Term Investments 2.5%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 2.5%
d,e
Franklin Institutional U.S. Government Money Market Fund ,
3.593% ......................................... United States 8,144,107 8,144,107
Total Money Market Funds (Cost $ 8,144,107 ) .................................
8,144,107
Total Short Term Investments (Cost $ 8,144,107 ) ...............................
8,144,107
a
Total Investments (Cost $ 247,605,398 ) 101.2% ................................
$331,180,575
Other Assets, less Liabilities (1.2) % .........................................
(3,970,269)
Net Assets 100.0% .........................................................
$327,210,306
a a a
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2026, the aggregate value of these securities was $2,058,184, representing 0.6% of net assets.
c
Variable rate security. The rate shown represents the yield at period end.
d
See Note 3 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), April 30, 2026
Franklin U.S. Core Equity (IU) Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Common Stocks 99.6%
Aerospace & Defense 1.7%
General Dynamics Corp. .............................................. 3,267 $ 1,124,828
General Electric Co. ................................................. 55,114 15,979,202
Lockheed Martin Corp. ............................................... 2,450 1,269,027
Northrop Grumman Corp. ............................................. 1,961 1,136,360
19,509,417
Air Freight & Logistics 1.4%
Expeditors International of Washington, Inc. ............................... 7,756 1,147,035
FedEx Corp. ....................................................... 34,368 13,860,958
United Parcel Service, Inc. , B .......................................... 11,887 1,293,305
16,301,298
Automobiles 2.0%
Ford Motor Co. ..................................................... 96,529 1,166,070
General Motors Co. .................................................. 149,909 11,526,503
a
Tesla, Inc. ......................................................... 28,173 10,751,662
23,444,235
Banks 3.5%
Bank of America Corp. ............................................... 21,329 1,140,248
Citigroup, Inc. ...................................................... 126,263 16,159,139
First Horizon Corp. .................................................. 47,291 1,180,383
JPMorgan Chase & Co. ............................................... 16,776 5,254,747
KeyCorp .......................................................... 54,246 1,199,379
a
NU Holdings Ltd. , A .................................................. 71,634 1,037,260
PNC Financial Services Group, Inc. (The) ................................. 5,319 1,186,137
Wells Fargo & Co. ................................................... 176,756 14,534,646
41,691,939
Beverages 1.2%
a
Boston Beer Co., Inc. (The) , A .......................................... 4,541 1,076,399
Coca-Cola Consolidated, Inc. .......................................... 5,661 1,160,901
a
Monster Beverage Corp. .............................................. 14,161 1,091,388
PepsiCo, Inc. ...................................................... 68,009 10,778,747
14,107,435
Biotechnology 2.4%
a
BioMarin Pharmaceutical, Inc. .......................................... 21,081 1,136,477
a
Exelixis, Inc. ....................................................... 27,848 1,238,122
Gilead Sciences, Inc. ................................................ 99,372 13,001,832
a
Incyte Corp. ....................................................... 11,815 1,125,615
a
Neurocrine Biosciences, Inc. ........................................... 9,030 1,188,980
Regeneron Pharmaceuticals, Inc. ....................................... 13,279 9,389,050
a
Vertex Pharmaceuticals, Inc. ........................................... 2,582 1,103,495
28,183,571
Broadline Retail 4.5%
a
Amazon.com, Inc. ................................................... 196,927 52,197,471
eBay, Inc. ......................................................... 12,895 1,334,374
53,531,845
Building Products 0.2%
Johnson Controls International plc ....................................... 8,380 1,223,731
Trane Technologies plc ............................................... 2,611 1,286,022
2,509,753

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Common Stocks
(continued)
Capital Markets 2.4%
Ameriprise Financial, Inc. ............................................. 2,489 $ 1,181,752
Bank of New York Mellon Corp. (The) .................................... 9,066 1,218,198
Blackstone, Inc. .................................................... 8,670 1,088,779
Charles Schwab Corp. (The) ........................................... 11,305 1,035,990
Evercore, Inc. , A .................................................... 3,803 1,221,866
Goldman Sachs Group, Inc. (The) ....................................... 1,717 1,586,113
Houlihan Lokey, Inc. , A ............................................... 7,963 1,232,274
Janus Henderson Group plc ........................................... 138,432 7,144,476
Jefferies Financial Group, Inc. .......................................... 26,691 1,287,040
KKR & Co., Inc. ..................................................... 12,309 1,284,321
Lazard, Inc. , A ...................................................... 25,917 1,256,975
Moody's Corp. ...................................................... 2,329 1,075,649
Morgan Stanley ..................................................... 6,346 1,209,484
MSCI, Inc. , A ....................................................... 2,050 1,212,390
a
Robinhood Markets, Inc. , A ............................................ 16,061 1,170,686
SEI Investments Co. ................................................. 34,529 3,131,090
State Street Corp. ................................................... 8,729 1,334,140
28,671,223
Chemicals 1.3%
Corteva, Inc. ....................................................... 15,468 1,253,063
Linde plc .......................................................... 2,504 1,254,855
RPM International, Inc. ............................................... 11,524 1,174,180
Sherwin-Williams Co. (The) ............................................ 35,151 11,304,913
14,987,011
Commercial Services & Supplies 0.1%
Veralto Corp. ....................................................... 12,266 1,081,861
Communications Equipment 1.5%
a
Arista Networks, Inc. ................................................. 86,013 14,855,305
Cisco Systems, Inc. ................................................. 13,966 1,277,889
Ubiquiti, Inc. ....................................................... 2,067 2,091,825
18,225,019
Construction & Engineering 0.2%
EMCOR Group, Inc. ................................................. 1,710 1,524,755
Valmont Industries, Inc. ............................................... 2,719 1,381,361
2,906,116
Consumer Finance 0.3%
American Express Co. ............................................... 3,320 1,072,526
Capital One Financial Corp. ........................................... 6,084 1,163,869
OneMain Holdings, Inc. ............................................... 21,662 1,273,076
3,509,471
Consumer Staples Distribution & Retail 1.4%
Costco Wholesale Corp. .............................................. 3,345 3,393,603
Kroger Co. (The) .................................................... 16,948 1,153,650
Target Corp. ....................................................... 79,265 10,284,634
Walmart, Inc. ...................................................... 8,839 1,166,129
15,998,016
Diversified Telecommunication Services 1.6%
AT&T, Inc. ......................................................... 312,602 8,168,290
Comcast Corp. , A ................................................... 370,586 10,020,646

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Common Stocks
(continued)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc. .......................................... 22,632 $ 1,087,015
19,275,951
Electric Utilities 1.9%
American Electric Power Co., Inc. ....................................... 9,529 1,306,521
Edison International ................................................. 111,835 7,771,414
NRG Energy, Inc. ................................................... 7,627 1,186,609
PG&E Corp. ....................................................... 657,831 10,933,151
Southern Co. (The) .................................................. 12,760 1,233,892
22,431,587
Electrical Equipment 1.6%
GE Vernova, Inc. .................................................... 17,163 18,595,424
Energy Equipment & Services 0.3%
Baker Hughes Co. , A ................................................. 18,463 1,286,317
Halliburton Co. ..................................................... 29,634 1,253,518
TechnipFMC plc .................................................... 15,656 1,183,124
3,722,959
Entertainment 1.8%
Electronic Arts, Inc. .................................................. 5,764 1,166,461
a
Netflix, Inc. ........................................................ 191,080 17,886,999
a
Spotify Technology SA ................................................ 2,314 1,033,317
a
Warner Bros Discovery, Inc. ........................................... 40,888 1,106,020
21,192,797
Financial Services 3.3%
a
Berkshire Hathaway, Inc. , B ............................................ 13,367 6,330,611
Mastercard, Inc. , A .................................................. 37,336 18,777,021
MGIC Investment Corp. ............................................... 402,576 10,660,213
PayPal Holdings, Inc. ................................................ 24,631 1,234,998
a
Toast, Inc. , A ....................................................... 41,478 1,182,953
Visa, Inc. , A ........................................................ 3,529 1,164,005
39,349,801
Food Products 0.3%
Archer-Daniels-Midland Co. ........................................... 15,273 1,138,450
Pilgrim's Pride Corp. ................................................. 28,392 939,775
Smithfield Foods, Inc. ................................................ 38,887 1,021,950
3,100,175
Gas Utilities 0.1%
National Fuel Gas Co. ................................................ 13,998 1,181,151
Ground Transportation 0.1%
a
Uber Technologies, Inc. ............................................... 13,544 1,010,518
a
Health Care Equipment & Supplies 0.7%
Abbott Laboratories .................................................. 12,906 1,171,736
a
Dexcom, Inc. ....................................................... 18,500 1,101,675
a
IDEXX Laboratories, Inc. .............................................. 1,879 1,053,743
a
Insulet Corp. ....................................................... 5,509 948,319
a
Intuitive Surgical, Inc. ................................................ 6,310 2,887,519
Stryker Corp. ...................................................... 3,373 1,062,934
8,225,926

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Common Stocks
(continued)
Health Care Providers & Services 2.3%
a
Centene Corp. ..................................................... 31,660 $ 1,699,825
CVS Health Corp. ................................................... 14,411 1,200,292
Elevance Health, Inc. ................................................ 3,104 1,168,408
HCA Healthcare, Inc. ................................................. 2,717 1,180,401
UnitedHealth Group, Inc. .............................................. 55,943 20,725,762
Universal Health Services, Inc. , B ....................................... 5,737 965,365
26,940,053
Health Care Technology 0.1%
a
Veeva Systems, Inc. , A ............................................... 7,374 1,150,123
a
Hotel & Resort REITs 0.2%
Host Hotels & Resorts, Inc. ............................................ 83,860 1,771,962
Hotels, Restaurants & Leisure 2.5%
a
Airbnb, Inc. , A ...................................................... 93,917 13,182,190
Booking Holdings, Inc. ............................................... 76,168 12,823,645
a
Chipotle Mexican Grill, Inc. , A .......................................... 32,709 1,111,779
Expedia Group, Inc. ................................................. 4,894 1,215,523
Las Vegas Sands Corp. ............................................... 19,630 1,071,994
29,405,131
Household Durables 0.1%
Toll Brothers, Inc. ................................................... 7,835 1,113,667
Household Products 0.3%
Clorox Co. (The) .................................................... 10,090 973,080
Colgate-Palmolive Co. ............................................... 12,366 1,055,562
Procter & Gamble Co. (The) ........................................... 7,850 1,154,656
3,183,298
Independent Power and Renewable Electricity Producers 0.2%
a
Talen Energy Corp. .................................................. 3,611 1,344,809
Vistra Corp. ........................................................ 7,587 1,197,532
2,542,341
Industrial Conglomerates 0.7%
3M Co. ........................................................... 45,425 6,655,671
Honeywell International, Inc. ........................................... 5,083 1,089,439
7,745,110
Insurance 1.5%
Aflac, Inc. ......................................................... 10,165 1,155,455
Allstate Corp. (The) .................................................. 5,406 1,174,507
American International Group, Inc. ...................................... 14,022 1,048,846
Everest Group Ltd. .................................................. 3,414 1,217,979
Hanover Insurance Group, Inc. (The) ..................................... 6,682 1,254,144
Hartford Insurance Group, Inc. (The) ..................................... 8,385 1,147,152
Progressive Corp. (The) .............................................. 5,708 1,148,906
Travelers Cos., Inc. (The) ............................................. 28,770 8,778,878
Unum Group ....................................................... 14,544 1,169,047
18,094,914
Interactive Media & Services 9.4%
Alphabet, Inc. , A .................................................... 90,682 34,894,434
Alphabet, Inc. , C .................................................... 104,149 39,778,669

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Common Stocks
(continued)
Interactive Media & Services (continued)
Meta Platforms, Inc. , A ............................................... 58,887 $ 36,033,544
110,706,647
IT Services 0.2%
Accenture plc , A .................................................... 5,634 1,006,852
VeriSign, Inc. ...................................................... 4,747 1,275,329
2,282,181
Machinery 2.2%
Caterpillar, Inc. ..................................................... 24,020 21,380,442
Cummins, Inc. ...................................................... 2,265 1,519,838
Lincoln Electric Holdings, Inc. .......................................... 4,280 1,134,200
Otis Worldwide Corp. ................................................ 13,317 1,037,128
Toro Co. (The) ..................................................... 12,994 1,236,639
26,308,247
Media 0.1%
Fox Corp. , B ....................................................... 21,304 1,214,754
Metals & Mining 1.1%
Freeport-McMoRan, Inc. .............................................. 19,490 1,126,132
Newmont Corp. ..................................................... 107,136 11,901,738
13,027,870
Multi-Utilities 0.7%
Consolidated Edison, Inc. ............................................. 11,203 1,249,022
Public Service Enterprise Group, Inc. .................................... 90,163 7,362,711
8,611,733
Oil, Gas & Consumable Fuels 2.4%
a
Antero Resources Corp. .............................................. 34,170 1,341,514
Cheniere Energy, Inc. ................................................ 6,236 1,714,588
Chevron Corp. ..................................................... 62,817 12,143,154
ConocoPhillips ..................................................... 8,514 1,070,891
Exxon Mobil Corp. ................................................... 55,518 8,568,093
Phillips 66 ......................................................... 6,971 1,248,855
Valero Energy Corp. ................................................. 6,694 1,690,771
27,777,866
Passenger Airlines 0.1%
Southwest Airlines Co. ............................................... 25,993 985,655
Pharmaceuticals 3.9%
Bristol-Myers Squibb Co. .............................................. 93,901 5,689,462
Eli Lilly & Co. ...................................................... 25,908 24,213,617
Johnson & Johnson ................................................. 54,858 12,609,111
Merck & Co., Inc. ................................................... 23,128 2,525,115
Pfizer, Inc. ......................................................... 44,027 1,175,521
46,212,826
Professional Services 0.2%
Automatic Data Processing, Inc. ........................................ 5,985 1,268,461
Leidos Holdings, Inc. ................................................. 6,504 970,527
2,238,988
Real Estate Management & Development 1.1%
a
CBRE Group, Inc. , A ................................................. 7,474 1,066,764

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Common Stocks
(continued)
Real Estate Management & Development (continued)
a
Jones Lang LaSalle, Inc. .............................................. 35,456 $ 11,279,617
12,346,381
Residential REITs 0.2%
Essex Property Trust, Inc. ............................................. 4,535 1,193,658
Mid-America Apartment Communities, Inc. ................................ 8,713 1,125,545
2,319,203
Retail REITs 0.1%
Simon Property Group, Inc. ............................................ 6,266 1,276,447
Semiconductors & Semiconductor Equipment 16.0%
Applied Materials, Inc. ................................................ 45,503 17,950,479
Broadcom, Inc. ..................................................... 56,169 23,446,626
KLA Corp. ......................................................... 4,778 8,363,172
Lam Research Corp. ................................................. 18,297 4,718,064
Micron Technology, Inc. ............................................... 21,176 10,951,380
NVIDIA Corp. ...................................................... 528,247 105,422,254
QUALCOMM, Inc. ................................................... 92,723 16,651,196
Teradyne, Inc. ...................................................... 3,553 1,220,349
188,723,520
Software 7.1%
a
Adobe, Inc. ........................................................ 49,642 12,216,896
a
Autodesk, Inc. ...................................................... 4,716 1,117,692
a
Fortinet, Inc. ....................................................... 13,383 1,128,321
Intuit, Inc. ......................................................... 2,674 1,038,849
Microsoft Corp. ..................................................... 142,943 58,289,297
a
Nutanix, Inc. , A ..................................................... 38,895 1,590,417
a
Palantir Technologies, Inc. , A ........................................... 51,032 7,099,061
a
ServiceNow, Inc. .................................................... 10,943 966,376
83,446,909
Specialized REITs 0.4%
American Tower Corp. ................................................ 6,364 1,162,767
Equinix, Inc. ....................................................... 1,235 1,337,295
SBA Communications Corp. , A ......................................... 5,276 1,167,051
VICI Properties, Inc. , A ............................................... 41,686 1,217,231
4,884,344
Specialty Retail 0.9%
a
AutoZone, Inc. ..................................................... 346 1,281,594
Home Depot, Inc. (The) ............................................... 3,432 1,128,442
Lowe's Cos., Inc. .................................................... 16,255 3,881,531
Ross Stores, Inc. ................................................... 6,073 1,383,369
TJX Cos., Inc. (The) ................................................. 16,569 2,597,191
10,272,127
Technology Hardware, Storage & Peripherals 7.6%
Apple, Inc. ........................................................ 326,348 88,554,530
NetApp, Inc. ....................................................... 11,448 1,268,095
89,822,625
Textiles, Apparel & Luxury Goods 0.1%
a
Deckers Outdoor Corp. ............................................... 9,184 938,605
a
Tobacco 1.6%
Altria Group, Inc. .................................................... 195,704 14,217,895

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 28 .
a a
Shares
a
Value
a
Common Stocks
(continued)
Tobacco (continued)
Philip Morris International, Inc. ......................................... 30,099 $ 4,968,442
19,186,337
Trading Companies & Distributors 0.4%
Applied Industrial Technologies, Inc. ..................................... 4,158 1,271,309
Fastenal Co. ....................................................... 27,404 1,231,262
Ferguson Enterprises, Inc. ............................................ 4,845 1,297,055
WW Grainger, Inc. ................................................... 1,124 1,305,357
5,104,983
Wireless Telecommunication Services 0.1%
T-Mobile US, Inc. ................................................... 5,644 1,103,402
Total Common Stocks (Cost $ 747,918,190 ) .....................................
1,173,482,748
a a a a
Short Term Investments 0.8%
a
Money Market Funds 0.8%
b,c
Franklin Institutional U.S. Government Money Market Fund , 3.593% ............. 9,371,024 9,371,024
Total Money Market Funds (Cost $ 9,371,024 ) ...................................
9,371,024
Total Short Term Investments (Cost $ 9,371,024 ) .................................
9,371,024
a
Total Investments (Cost $ 757,289,214 ) 100.4% ..................................
$1,182,853,772
Other Assets, less Liabilities (0.4) % ...........................................
(4,276,528)
Net Assets 100.0% ...........................................................
$1,178,577,244
a
Non-income producing.
b
See Note 3 regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series

Quarterly Schedules of Investments
Notes to Schedules of Investments (unaudited)
1. Organization
Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of eighteen separate funds, three of which are included in this report (Funds).
The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to,
ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’
portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the
Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At April 30, 2026, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended April
30, 2026, investments in affiliated management investment companies were as follows:
4. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Emerging Market Core Equity (IU) Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.593% ............ $1,968,230 $62,764,288 $(63,197,093) $— $— $1,535,425 1,535,425 $49,210
Total Affiliated Securities ... $1,968,230 $62,764,288 $(63,197,093) $— $— $1,535,425 $49,210
Franklin International Core Equity (IU) Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.593% ............ $11,251,179 $35,369,572 $(38,476,644) $— $— $8,144,107 8,144,107 $90,658
Total Affiliated Securities ... $11,251,179 $35,369,572 $(38,476,644) $— $— $8,144,107 $90,658
Franklin U.S. Core Equity (IU) Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.593% ............ $6,286,619 $34,117,245 $(31,032,840) $— $— $9,371,024 9,371,024 $267,466
Total Affiliated Securities ... $6,286,619 $34,117,245 $(31,032,840) $— $— $9,371,024 $267,466
2. Financial Instrument Valuation
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2026, in valuing the Funds’ assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Emerging Market Core Equity (IU) Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ — $ 738,555 $ — $ 738,555
Air Freight & Logistics ................... — 523,318 — 523,318
Automobile Components ................. 794,060 1,058,371 — 1,852,431
Automobiles .......................... 2,349,830 2,033,976 — 4,383,806
Banks ............................... 5,356,926 20,686,528 — 26,043,454
Beverages ........................... — 460,975 — 460,975
Biotechnology ......................... — 785,414 — 785,414
Broadline Retail ....................... 1,364,381 5,694,004 — 7,058,385
Capital Markets ........................ 210,243 3,031,523 — 3,241,766
Chemicals ........................... — 3,399,027 —
b
3,399,027
Construction & Engineering ............... — 560,734 — 560,734
Construction Materials .................. 242,024 — — 242,024
Consumer Finance ..................... — 851,251 — 851,251
Consumer Staples Distribution & Retail ...... 1,287,689 926,137 — 2,213,826
Diversified Consumer Services ............ — 2,093,660 — 2,093,660
Diversified REITs ...................... 213,570 — — 213,570
Diversified Telecommunication Services ..... 653,476 696,880 — 1,350,356
Electric Utilities ........................ 994,865 1,691,468 423,363
b
3,109,696
Electrical Equipment .................... 2,724,364 4,037,913 — 6,762,277
Electronic Equipment, Instruments &
Components ........................ — 7,421,025 — 7,421,025
Energy Equipment & Services ............. — 200,434 — 200,434
Entertainment ......................... — 3,431,149 — 3,431,149
Financial Services ...................... — 421,088 — 421,088
Food Products ........................ 3,721,661 — — 3,721,661
Gas Utilities .......................... 201,009 520,829 — 721,838
Health Care Equipment & Supplies ......... — 222,703 — 222,703
Health Care Providers & Services .......... — 259,840 — 259,840
Hotels, Restaurants & Leisure ............. — 1,148,620 — 1,148,620
Household Durables .................... — 394,297 — 394,297
Household Products .................... 197,404 — — 197,404
Independent Power and Renewable Electricity
Producers .......................... 164,934 1,706,750 423,363 2,295,047
Industrial Conglomerates ................ — 186,478 — 186,478
Insurance ............................ 915,562 4,777,812 — 5,693,374
Interactive Media & Services .............. — 8,018,423 — 8,018,423
IT Services ........................... — 2,589,679 — 2,589,679
Life Sciences Tools & Services ............ — 286,768 — 286,768
Machinery ............................ 1,110,147 1,093,962 — 2,204,109
Marine Transportation ................... 504,666 — — 504,666
Metals & Mining ....................... 218,041 6,477,215 846,726
b
7,541,982
Oil, Gas & Consumable Fuels ............. 485,174 8,925,697 — 9,410,871
4. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Emerging Market Core Equity (IU) Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Passenger Airlines ..................... $ — $ 1,683,852 $ — $ 1,683,852
Personal Care Products ................. — 497,285 — 497,285
Pharmaceuticals ....................... — 3,607,433 — 3,607,433
Real Estate Management & Development .... 2,325,675 1,718,166 — 4,043,841
Semiconductors & Semiconductor Equipment . — 48,893,326 — 48,893,326
Software ............................. 409,847 187,200 — 597,047
Specialty Retail ........................ 1,009,910 300,631 — 1,310,541
Technology Hardware, Storage & Peripherals . — 20,142,479 — 20,142,479
Textiles, Apparel & Luxury Goods .......... — 462,116 — 462,116
Transportation Infrastructure .............. 2,401,490 — — 2,401,490
Wireless Telecommunication Services ....... 2,132,133 2,015,121 — 4,147,254
Preferred Stocks ......................... 7,120,008 — — 7,120,008
Short Term Investments ................... 1,535,425 — — 1,535,425
Total Investments in Securities ........... $40,644,514 $176,860,112
c
$1,693,452 $219,198,078
Franklin International Core Equity (IU) Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... 290,001 11,142,477 — 11,432,478
Air Freight & Logistics ................... — 4,278,348 — 4,278,348
Automobile Components ................. — 4,788,019 — 4,788,019
Automobiles .......................... — 3,149,271 — 3,149,271
Banks ............................... — 48,896,107 — 48,896,107
Beverages ........................... — 1,871,018 — 1,871,018
Biotechnology ......................... — 357,608 — 357,608
Broadline Retail ....................... 692,583 1,412,502 — 2,105,085
Building Products ...................... — 2,361,453 — 2,361,453
Capital Markets ........................ — 11,404,824 — 11,404,824
Chemicals ........................... — 3,334,294 — 3,334,294
Commercial Services & Supplies ........... 355,502 — — 355,502
Communications Equipment .............. — 4,362,266 — 4,362,266
Construction & Engineering ............... — 748,762 — 748,762
Construction Materials .................. — 4,559,164 — 4,559,164
Consumer Staples Distribution & Retail ...... 3,285,919 3,484,651 — 6,770,570
Diversified Consumer Services ............ — 344,590 — 344,590
Diversified REITs ...................... — 2,651,452 — 2,651,452
Diversified Telecommunication Services ..... 1,675,943 6,964,650 — 8,640,593
Electric Utilities ........................ 447,903 9,110,496 — 9,558,399
Electrical Equipment .................... — 15,745,210 — 15,745,210
Electronic Equipment, Instruments &
Components ........................ — 360,259 — 360,259
Entertainment ......................... — 231,240 — 231,240
Financial Services ...................... — 2,112,688 — 2,112,688
Food Products ........................ 1,757,772 7,850,640 — 9,608,412
Gas Utilities .......................... — 3,013,025 — 3,013,025
Health Care Equipment & Supplies ......... — 5,853,178 — 5,853,178
Health Care Technology ................. — 345,087 — 345,087
Hotels, Restaurants & Leisure ............. — 2,528,047 — 2,528,047
Household Durables .................... — 4,844,543 — 4,844,543
Independent Power and Renewable Electricity
Producers .......................... — 424,716 — 424,716
Industrial Conglomerates ................ — 3,573,936 — 3,573,936
Insurance ............................ — 16,045,980 — 16,045,980
4. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Level 1 Level 2 Level 3 Total
Franklin International Core Equity (IU) Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
IT Services ........................... $ — $ 4,000,617 $ — $ 4,000,617
Leisure Products ....................... — 2,860,231 — 2,860,231
Machinery ............................ 56,803 14,125,819 — 14,182,622
Marine Transportation ................... — 994,528 — 994,528
Metals & Mining ....................... — 8,685,057 — 8,685,057
Multi-Utilities .......................... 3,007,921 — — 3,007,921
Oil, Gas & Consumable Fuels ............. — 12,386,144 — 12,386,144
Passenger Airlines ..................... — 4,006,107 — 4,006,107
Personal Care Products ................. — 4,784,449 — 4,784,449
Pharmaceuticals ....................... — 28,500,913 — 28,500,913
Professional Services ................... — 6,459,612 — 6,459,612
Real Estate Management & Development .... — 3,435,930 — 3,435,930
Retail REITs .......................... — 365,033 — 365,033
Semiconductors & Semiconductor Equipment . — 15,085,617 — 15,085,617
Software ............................. 334,036 3,845,369 — 4,179,405
Specialty Retail ........................ — 1,050,098 — 1,050,098
Technology Hardware, Storage & Peripherals . — 858,412 — 858,412
Textiles, Apparel & Luxury Goods .......... — 2,880,661 — 2,880,661
Tobacco ............................. — 1,819,355 — 1,819,355
Trading Companies & Distributors .......... 465,453 4,255,066 — 4,720,519
Transportation Infrastructure .............. — 300,412 — 300,412
Wireless Telecommunication Services ....... 444,531 1,038,285 — 1,482,816
Preferred Stocks ......................... — 333,885 — 333,885
Short Term Investments ................... 8,144,107 — — 8,144,107
Total Investments in Securities ........... $20,958,474 $310,222,101
d
$— $331,180,575
Franklin U.S. Core Equity (IU) Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... 1,173,482,748 — — 1,173,482,748
Short Term Investments ................... 9,371,024 — — 9,371,024
Total Investments in Securities ........... $1,182,853,772 $— $— $1,182,853,772
a
For detailed categories, see the accompanying Schedule of Investments.
b
The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Fund had little or no value at April 30, 2026.
c
Includes foreign securities valued at $176,860,112, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
d
Includes foreign securities valued at $310,222,101, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
4. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt
GDR
Global Depositary Receipt
REIT
Real Estate Investment Trust
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.